Long-Term Debt and Other Borrowing Arrangements - Carrying Values of Long-Term Debt and Other Borrowing Arrangements (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Oct. 31, 2016	Dec. 31, 2015	Jan. 31, 2015
Debt Instrument [Line Items]
Total senior subordinated notes	$ 1,643,448		$ 1,459,056
Total gross debt and other borrowing arrangements	1,643,448		1,753,021
Less unamortized debt issuance costs	(23,287)		(25,239)
Total gross debt and other borrowing arrangements	1,620,161		1,727,782
Less current maturities of Term Loan	0		(2,500)
Long-term debt	1,620,161		1,725,282
Revolving Credit Agreement Mature 2018 [Member]
Debt Instrument [Line Items]
Revolving credit agreement due 2018	0		50,000	$ 200,000
Variable Term loan Due 2020 [Member]
Debt Instrument [Line Items]
Variable rate term loan due 2020	$ 0		$ 243,965
4.125% Senior Subordinated Notes Due 2026 [Member]
Debt Instrument [Line Items]
Senior subordinated notes interest rate	4.125%	4.125%	4.125%
Total senior subordinated notes	$ 209,081		$ 0
5.25% Senior Subordinated Notes Due 2024 [Member]
Debt Instrument [Line Items]
Senior subordinated notes interest rate	5.25%		5.25%
Total senior subordinated notes	$ 200,000		$ 200,000
5.50% Senior subordinated notes due 2023 [Member]
Debt Instrument [Line Items]
Senior subordinated notes interest rate	5.50%		5.50%
Total senior subordinated notes	$ 529,146		$ 553,835
5.50% Senior subordinated notes due 2022 [Member]
Debt Instrument [Line Items]
Senior subordinated notes interest rate	5.50%		5.50%
Total senior subordinated notes	$ 700,000		$ 700,000
9.25% Senior Subordinated Notes Due 2019 [Member]
Debt Instrument [Line Items]
Senior subordinated notes interest rate	9.25%		9.25%
Total senior subordinated notes	$ 5,221		$ 5,221